The breakdown, by classification, type and currency, of the balances of “Debt instruments” is as follows (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets measured at fair value through profit or loss		R$ 3,122,017	R$ 3,545,660	R$ 3,735,076
Financial assets measured at fair value through profit or loss held for trading		47,752,595	68,520,799	34,885,631
Financial assets measured at fair value through other comprehensive income		101,212,600	109,668,214	95,962,927
Financial assets measured at amortized cost		73,125,011	48,367,791	38,748,296
Of which:
Debt instruments		74,315,903	49,945,226	40,803,323
Impairment losses		(1,190,892)	(1,577,435)	(2,055,027)
Total		225,212,223	230,102,464	173,331,930
Type:
Government securities - brazil	[1]	171,436,589	191,896,439	135,848,053
Debentures and promissory notes		19	17,071,856	13,874,883
Other debt securities	[2]	33,893,700	21,134,169	23,608,994
Total		R$ 225,212,223	R$ 230,102,464	R$ 173,331,930

[1]	Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).
[2]	Substantially refer to securities issued by the Official Credit Institute (ICO) of Spain.